RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Salaries, Benefits, And Consulting Fees	$ 1,184	$ 1,228
Share-based Payments	1,782	1,566
Total Key Management Personnel Compensation	$ 2,966	$ 2,794